Fair value hierarchy	3 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of fair value measurement [text block]
26. Fair value hierarchy
The following tables show financial instruments recognized at fair value for the period ended June 30, 2026 and December 31, 2025, analyzed between those whose fair value is based on:
•Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.
•Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.
•Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based upon observable market data.
The table also includes financial instruments measured at amortized cost. The Group determined that the book value of such instruments approximates their fair value.

June 30, 2026	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and cash equivalents	37,842	757,101	794,943	—	—
Cash and demand deposit	—	757,101	757,101	—	—
Money market fund and others	37,842	—	37,842	—	—
Financial assets	—	79,214	79,214	—	—
Other assets	6,189	24,648	30,837	—	6,189
Trade and other receivables	—	1,174,193	1,174,193	—	—
Derivative financial instruments (1)	169	—	169	—	169
	44,200	2,035,156	2,079,356	—	6,358

December 31, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and cash equivalents	53,670	666,227	719,897	53,670	—
Cash and demand deposit	—	666,227	666,227	—	—
Money market fund and others	53,670	—	53,670	53,670	—
Financial assets	10,896	88,193	99,089	10,896	—
Other assets	30,126	5,095	35,221	—	30,126
Trade and other receivables	—	598,006	598,006	—	—
Derivative financial instruments (1)	140	—	140	—	140
	94,832	1,357,521	1,452,353	64,566	30,266

June 30, 2026	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and other payables	—	(1,554,943)	(1,554,943)	—	—
Derivative financial instruments (1)	(1,928)	—	(1,928)	—	(1,928)
Financial liabilities	—	(64,632)	(64,632)	—	—
Lease liabilities	—	(2,739)	(2,739)	—	—
	(1,928)	(1,622,314)	(1,624,242)	—	(1,928)

December 31, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and other payables	—	(854,436)	(854,436)	—	—
Derivative financial instruments (1)	(1,567)	—	(1,567)	—	(1,567)
Financial liabilities	—	(86,898)	(86,898)	—	—
Lease liabilities	—	(3,385)	(3,385)	—	—
	(1,567)	(944,719)	(946,286)	—	(1,567)
(1)The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.
There were no changes of items between level 2 and level 3, acquisitions, disposals nor gains or losses recognized in profit for the period related to level 3 instruments. Consequently, for the periods ended June 30, 2026 and December 31, 2025, the Group did not recognize any financial assets under level 3.